Material Accounting Policy Information - Reclassification of Comparative Amounts (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Cobre Panama arbitration expense	$ 5.8	$ 6.3
Previously Stated
Cobre Panama arbitration expense		$ 6.3